Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information on the relationship between Compensation Actually Paid (CAP) and PPL’s performance for our NEOs, including our principal executive officer. CAP is defined by the SEC and is not used by the People and Compensation Committee in its pay-for-performance assessments. See the Compensation Discussion and Analysis section for a discussion of PPL’s compensation philosophy, practices and programs.

PPL’s executive compensation programs are structured to promote a strong pay for performance culture. As noted in the CD&A, 79% of the CEO’s 2024 target compensation was “at-risk” and 68% was performance based. In June 2020, William H. Spence retired from his position as CEO, therefore he is included in the Pay versus Performance Tables as our former CEO. Mr. Sorgi was promoted to the position of President and CEO effective June 1, 2020.

Based on our approach to align executive pay closely with performance, PPL’s CAP is directionally aligned with PPL’s Corporate EPS, total shareowner return (TSR), and earnings growth (EG). For example, the CEO 2024 CAP is greater than 2024 SCT disclosure, driven by significant year-over-year stock appreciation and corresponding increase in payout probabilities for outstanding long-term incentive awards. See the table below for more details followed by a description of the relationship between CAP and select performance metrics.

PAY VERSUS PERFORMANCE TABLE

Year	SCT Total for CEO	Comp Actually Paid to CEO	SCT Total for	Comp Actually Paid to	Average SCT Total for	Average Comp Actually Paid	Value of Initial Fixed $100 Investment Based on:		Net Income	Corporate
	(Sorgi)	(Sorgi)(1)(4)	Former CEO (Spence)	Former CEO (Spence)(4)	Non-CEO NEOs(2)	to Non-CEO NEOs(2)(4)	Company TSR	Peer Group TSR(3)	(millions)	EPS(5)
2024	$11,355,743	$21,062,470			$3,453,068	$5,362,484	$113	$127	$888	$1.69
2023	11,969,556	10,652,416			3,034,235	2,396,766	91	107	740	1.60
2022	9,146,575	9,088,623			2,706,259	2,888,926	95	117	756	1.41
2021	11,356,481	11,504,637			3,976,822	3,779,539	94	116	(1,480)	1.02
2020	7,774,443	5,057,638	$9,926,113	$569,444	3,743,503	1,635,344	84	99	1,469	2.49

Current CEO Compensation Reconciliation Footnotes

(1)
SCT Totals and CAP Totals for CEO include Mr. Sorgi, President and Chief Executive Officer. A reconciliation of total compensation from the SCT to CAP for our CEO and additional related information is provided in the following tables:

Year	SCT Total for CEO	Total Equity Adjustment(a)	Total Pension Benefit Adjustment(b)	CAP Total for CEO	Total Adjustment
2024	$11,355,743	$10,617,925	$(911,198)	$21,062,470	$9,706,272

(a) The following provides the adjustments for equity compensation:

Year	SCT Total	Deduct: Value of Stock Awards in SCT	Add: FYE Fair Value of Unvested Stock Awards Granted during FY	Add: Year Over Year Change in Fair Value from prior FYE to Current FYE of Unvested Stock Awards Granted in Prior Years	Add: Change in Fair Value from Prior FYE to Vesting Date of Stock Awards Granted in Prior Years that Vested in FY	Equity Value Included in CAP	Total Equity Adjustment
2024	$11,355,743	$6,741,436	$11,335,605	$3,001,971	$3,021,785	$17,359,361	$10,617,925

(b) The following provides the adjustments for pension and defined benefit plan compensation:

Year	SCT Total	Deduct: SCT Aggregate Change in Value of Accumulated Benefits Under Defined Benefit and Pension Plans

Add: Aggregate Value of the Service Cost Attributable to CEO Under the Defined Benefit Pension Plan for Services during FY and Prior Service Cost of Benefits Granted in a Defined Benefit Pension Plan Amendment Attributable to CEO for Services in Years Prior to Amendment

				Total Pension Benefit Adjustment
2024	$11,355,743	$1,483,614	$572,416	$(911,198)

Non-CEO NEO Average Compensation Reconciliation Footnotes

(2) Average SCT Totals and Average CAP Totals for Non-CEO NEOs include:

•
for 2024, Mr. Bergstein, Mr. Del Vecchio, Mr. Sullivan and Ms. Stark;
•
for 2023, Mr. Bergstein, Mr. Sullivan, Ms. Stark, John R. Crockett III, President of LG&E and KU Energy LLC and Senior Vice President and Chief Development Officer of PPL Services Corporation, and Stephanie R. Raymond, former President of PPL Electric;
•
for 2022, Mr. Bergstein, Gregory N. Dudkin, former Chief Operating Officer, Ms. Stark and Mr. Crockett;
•
for 2021, Mr. Bergstein, Mr. Dudkin, Paul W. Thompson, former President and CEO of LKE, Ms. Stark and Philip Swift, former Chief Executive of Western Power Distribution; and
•
for 2020, Mr. Bergstein, Mr. Thompson, Joanne H. Raphael, former Executive Vice President, General Counsel and Corporate Secretary and Mr. Dudkin.

A reconciliation of average total compensation from the SCT to CAP for our 2024 non-CEO NEOs and additional related information is provided in the following tables:

Year	SCT Total for non-CEO NEOs	Total Equity Adjustment(a)	Total Pension Benefit Adjustment(b)	CAP Total for non-CEO NEOs	Total Adjustment
2024	$3,453,068	$2,034,132	$(124,716)	$5,362,484	$1,909,416

(a) The following provides the adjustments for equity compensation:

Year	SCT Total	Deduct: Value of Stock and Option Awards in SCT	Add: FYE Fair Value of Unvested Stock Awards Granted during FY	Add: Year Over Year Change in Fair Value from prior FYE to Current FYE of Unvested Stock Awards Granted in Prior Years	Add: Change in Fair Value from Prior FYE to Vesting Date of Stock Awards Granted in Prior Years that Vested in FY	Add: Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value(i)	Equity Value Included in CAP	Total Equity Adjustment
2024	$3,453,068	$1,783,449	$2,903,463	$530,042	$383,785	$290	$3,817,580	$2,034,132

(i) Certain non-CEO NEOs received cash dividends for awards granted under the applicable plan.

(b) The following provides the adjustments for pension and defined benefit plan compensation:

Year	SCT Total	Deduct: SCT Aggregate Change in Value of Accumulated Benefits Under Defined Benefit and Pension Plans

Add: Aggregate Value of the Service Cost Attributable to NEOs Under the Defined Benefit Pension Plan for Services during FY and Prior Service Cost of Benefits Granted in a Defined Benefit Pension Plan Amendment Attributable to NEOs for Services in Years Prior to Amendment

				Total Pension Benefit Adjustment
2024	$3,453,068	$194,509	$69,794	$(124,716)

(3)
TSR assumes $100 invested on December 31, 2019, including reinvestment of dividends. Peer Group TSR represents the EEI Index of Investor-owned Electric Utilities, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
(4)
In calculating CAP, PPL calculated the fair value (or change in fair value) of outstanding, vested and forfeited equity awards in accordance with SEC rules for CAP and computed in a manner consistent with the methodology for financial reporting purposes consistent with U.S. generally accepted accounting principles. For restricted stock units, CAP values are based on a closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price. For performance units (excluding TSR Awards), CAP values are based on the same valuation methodology as restricted stock unit awards above except year-end values are multiplied times the probability of achievement as of each such date. For TSR-based performance units, the fair value is calculated by a Monte Carlo simulation model that considers a correlation coefficient, expected stock volatility and expected life as of the applicable year-end date(s). For more information about the assumptions used to value awards on their grant date, see the “Grants of Plan-Based Awards During 2024” table on page 63. For more information about the reported value for future achievement of outstanding performance-based awards, see the “Outstanding Equity Awards at Fiscal Year End 2024” table on page 64.
(5)
Corporate EPS as adjusted for compensation purposes. See page 39 for more information on Corporate EPS and its use in our annual cash incentive plans.

Company Selected Measure Name	Corporate EPS
Named Executive Officers, Footnote	Average SCT Totals and Average CAP Totals for Non-CEO NEOs include:
•
for 2024, Mr. Bergstein, Mr. Del Vecchio, Mr. Sullivan and Ms. Stark;
•
for 2023, Mr. Bergstein, Mr. Sullivan, Ms. Stark, John R. Crockett III, President of LG&E and KU Energy LLC and Senior Vice President and Chief Development Officer of PPL Services Corporation, and Stephanie R. Raymond, former President of PPL Electric;
•
for 2022, Mr. Bergstein, Gregory N. Dudkin, former Chief Operating Officer, Ms. Stark and Mr. Crockett;
•
for 2021, Mr. Bergstein, Mr. Dudkin, Paul W. Thompson, former President and CEO of LKE, Ms. Stark and Philip Swift, former Chief Executive of Western Power Distribution; and
•
for 2020, Mr. Bergstein, Mr. Thompson, Joanne H. Raphael, former Executive Vice President, General Counsel and Corporate Secretary and Mr. Dudkin.

Peer Group Issuers, Footnote	Peer Group TSR represents the EEI Index of Investor-owned Electric Utilities, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(1)
SCT Totals and CAP Totals for CEO include Mr. Sorgi, President and Chief Executive Officer. A reconciliation of total compensation from the SCT to CAP for our CEO and additional related information is provided in the following tables:

Year	SCT Total for CEO	Total Equity Adjustment(a)	Total Pension Benefit Adjustment(b)	CAP Total for CEO	Total Adjustment
2024	$11,355,743	$10,617,925	$(911,198)	$21,062,470	$9,706,272

(a) The following provides the adjustments for equity compensation:

Year	SCT Total	Deduct: Value of Stock Awards in SCT	Add: FYE Fair Value of Unvested Stock Awards Granted during FY	Add: Year Over Year Change in Fair Value from prior FYE to Current FYE of Unvested Stock Awards Granted in Prior Years	Add: Change in Fair Value from Prior FYE to Vesting Date of Stock Awards Granted in Prior Years that Vested in FY	Equity Value Included in CAP	Total Equity Adjustment
2024	$11,355,743	$6,741,436	$11,335,605	$3,001,971	$3,021,785	$17,359,361	$10,617,925

(b) The following provides the adjustments for pension and defined benefit plan compensation:

Year	SCT Total	Deduct: SCT Aggregate Change in Value of Accumulated Benefits Under Defined Benefit and Pension Plans

Add: Aggregate Value of the Service Cost Attributable to CEO Under the Defined Benefit Pension Plan for Services during FY and Prior Service Cost of Benefits Granted in a Defined Benefit Pension Plan Amendment Attributable to CEO for Services in Years Prior to Amendment

				Total Pension Benefit Adjustment
2024	$11,355,743	$1,483,614	$572,416	$(911,198)

Non-PEO NEO Average Total Compensation Amount	$ 3,453,068	$ 3,034,235	$ 2,706,259	$ 3,976,822	$ 3,743,503
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,362,484	2,396,766	2,888,926	3,779,539	1,635,344
Adjustment to Non-PEO NEO Compensation Footnote

(2) Average SCT Totals and Average CAP Totals for Non-CEO NEOs include:

•
for 2024, Mr. Bergstein, Mr. Del Vecchio, Mr. Sullivan and Ms. Stark;
•
for 2023, Mr. Bergstein, Mr. Sullivan, Ms. Stark, John R. Crockett III, President of LG&E and KU Energy LLC and Senior Vice President and Chief Development Officer of PPL Services Corporation, and Stephanie R. Raymond, former President of PPL Electric;
•
for 2022, Mr. Bergstein, Gregory N. Dudkin, former Chief Operating Officer, Ms. Stark and Mr. Crockett;
•
for 2021, Mr. Bergstein, Mr. Dudkin, Paul W. Thompson, former President and CEO of LKE, Ms. Stark and Philip Swift, former Chief Executive of Western Power Distribution; and
•
for 2020, Mr. Bergstein, Mr. Thompson, Joanne H. Raphael, former Executive Vice President, General Counsel and Corporate Secretary and Mr. Dudkin.

A reconciliation of average total compensation from the SCT to CAP for our 2024 non-CEO NEOs and additional related information is provided in the following tables:

Year	SCT Total for non-CEO NEOs	Total Equity Adjustment(a)	Total Pension Benefit Adjustment(b)	CAP Total for non-CEO NEOs	Total Adjustment
2024	$3,453,068	$2,034,132	$(124,716)	$5,362,484	$1,909,416

(a) The following provides the adjustments for equity compensation:

Year	SCT Total	Deduct: Value of Stock and Option Awards in SCT	Add: FYE Fair Value of Unvested Stock Awards Granted during FY	Add: Year Over Year Change in Fair Value from prior FYE to Current FYE of Unvested Stock Awards Granted in Prior Years	Add: Change in Fair Value from Prior FYE to Vesting Date of Stock Awards Granted in Prior Years that Vested in FY	Add: Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value(i)	Equity Value Included in CAP	Total Equity Adjustment
2024	$3,453,068	$1,783,449	$2,903,463	$530,042	$383,785	$290	$3,817,580	$2,034,132

(i) Certain non-CEO NEOs received cash dividends for awards granted under the applicable plan.

(b) The following provides the adjustments for pension and defined benefit plan compensation:

Year	SCT Total	Deduct: SCT Aggregate Change in Value of Accumulated Benefits Under Defined Benefit and Pension Plans

Add: Aggregate Value of the Service Cost Attributable to NEOs Under the Defined Benefit Pension Plan for Services during FY and Prior Service Cost of Benefits Granted in a Defined Benefit Pension Plan Amendment Attributable to NEOs for Services in Years Prior to Amendment

				Total Pension Benefit Adjustment
2024	$3,453,068	$194,509	$69,794	$(124,716)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

List of Company Selected Measures

The following table highlights PPL’s performance measures that are most closely tied to executive compensation as reported in the Pay vs. Performance Table above. See page 39 for more information on Corporate EPS, Corporate Strategic Initiatives and Operational Goals and how they are utilized in our annual cash incentive plan and Annex A for a reconciliation of financial measures presented in accordance with GAAP to non-GAAP measures used for compensation. See page 39 for more information on how TSR, EG, and LTS are utilized in our LTI plan.

Most Important Performance Measures (alphabetical ranking)
Corporate Earnings Per Share (Corporate EPS)
Corporate Strategic Initiatives
Earnings Growth (EG)
Long-Term Sustainability (LTS)
Operational Goals
Relative Total Shareowner Return (TSR)

Total Shareholder Return Amount	$ 113	91	95	94	84
Peer Group Total Shareholder Return Amount	127	107	117	116	99
Net Income (Loss)	$ 888,000,000	$ 740,000,000	$ 756,000,000	$ (1,480,000,000)	$ 1,469,000,000
Company Selected Measure Amount	1.69	1.6	1.41	1.02	2.49
Additional 402(v) Disclosure

As required by Item 402(v) of Regulation S-K, we are providing the following information on the relationship between Compensation Actually Paid (CAP) and PPL’s performance for our NEOs, including our principal executive officer. CAP is defined by the SEC and is not used by the People and Compensation Committee in its pay-for-performance assessments. See the Compensation Discussion and Analysis section for a discussion of PPL’s compensation philosophy, practices and programs.

Measure:: 1
Pay vs Performance Disclosure
Name	Corporate Earnings Per Share (Corporate EPS)
Non-GAAP Measure Description	(5) Corporate EPS as adjusted for compensation purposes. See page 39 for more information on Corporate EPS and its use in our annual cash incentive plans.
Measure:: 2
Pay vs Performance Disclosure
Name	Corporate Strategic Initiatives
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Growth (EG)
Measure:: 4
Pay vs Performance Disclosure
Name	Long-Term Sustainability (LTS)
Measure:: 5
Pay vs Performance Disclosure
Name	Operational Goals
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareowner Return (TSR)
Mr. Sorgi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,355,743	$ 11,969,556	$ 9,146,575	$ 11,356,481	$ 7,774,443
PEO Actually Paid Compensation Amount	$ 21,062,470	$ 10,652,416	$ 9,088,623	$ 11,504,637	5,057,638
PEO Name	Mr. Sorgi
Mr. Spence [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					9,926,113
PEO Actually Paid Compensation Amount					$ 569,444
PEO | Mr. Sorgi [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,706,272
PEO | Mr. Sorgi [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(911,198)
PEO | Mr. Sorgi [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	572,416
PEO | Mr. Sorgi [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,483,614)
PEO | Mr. Sorgi [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,617,925
PEO | Mr. Sorgi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,741,436)
PEO | Mr. Sorgi [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,359,361
PEO | Mr. Sorgi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,335,605
PEO | Mr. Sorgi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,001,971
PEO | Mr. Sorgi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,021,785
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,909,416
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,716)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,794
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(194,509)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,034,132
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,783,449)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,817,580
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,903,463
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	530,042
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,785
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 290